Other Financial Assets - Summary of Long-Term and Short-Term Financial Instruments (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Long / short-term financial instruments [Line Items]
Current financial assets	₩ 19,109,455	₩ 18,093,912
Non-current financial assets	7,689,746	8,103,399
Other financial assets
Long / short-term financial instruments [Line Items]
Current financial assets	1,997,644	1,147,929
Non-current financial assets	884,487	812,211
Other financial assets | Time deposits
Long / short-term financial instruments [Line Items]
Current financial assets	1,602,572	823,806
Non-current financial assets	155,487	135,995
Other financial assets | CD
Long / short-term financial instruments [Line Items]
Current financial assets	40,000	40,000
Non-current financial assets	0	0
Other financial assets | Others
Long / short-term financial instruments [Line Items]
Current financial assets	355,072	284,123
Non-current financial assets	₩ 729,000	₩ 676,216